SCHEDULE OF FAIR VALUE, ASSETS AND LIABILITIES MEASURED ON RECURRING BASIS (Details) (Parenthetical) - $ / shares	Jul. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Warrants to purchase common stock purchase price (in Dollars per share)	$ 20.00	$ 24.00	$ 29.76
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants to purchase common stock purchase price (in Dollars per share)	$ 56.00	$ 56.00